Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Summary of Indirect Guarantees (Detail) - Indirect Guarantees [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Bonds Series B [Member] | Bondholders of Enel Americas' Bonds [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Bonds Series B (1)
Maturity	October 2028
Creditor Of Guarantee	Bondholders of Enel Américas' Bonds
Debtor, Company	Enel Américas
Relationship	Entities demerged from original debtor Enersis S.A. (codebtor Enel Chile S.A.)
Type of Guarantee	Codebtor
Outstanding balance	$ 11,646,991	$ 15,821,814
Credit Agreement One [Member] | Scotiabank Chile [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Credit Agreement
Maturity	September 2019
Creditor Of Guarantee	Scotiabank Chile
Debtor, Company	Enel Green Power Chile Limitada
Relationship	Subsidiary
Type of Guarantee	Aval
Outstanding balance		70,214,637
Credit Agreement One [Member] | Pto. GDN BID [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Credit Agreement
Maturity	November 2022
Creditor Of Guarantee	Pto. GDN BID
Debtor, Company	Enel Green Power Chile Limitada
Relationship	Subsidiary
Type of Guarantee	Aval
Outstanding balance	$ 22,592,723
Credit Agreement One [Member] | Enel Finance International N V [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Credit Agreement
Maturity	December 2027
Creditor Of Guarantee	Enel Finance International N.V.
Debtor, Company	Enel Green Power Chile Limitada
Relationship	Subsidiary
Type of Guarantee	Aval
Outstanding balance	$ 484,341,824	447,431,880
Credit Agreement Two [Member] | Scotiabank Chile [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Credit Agreement
Maturity	December 2020
Creditor Of Guarantee	Scotiabank Chile
Debtor, Company	Enel Green Power Chile Limitada
Relationship	Subsidiary
Type of Guarantee	Aval
Outstanding balance	$ 112,882,048	104,258,927
Credit Agreement Three [Member] | Scotiabank Chile [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Credit Agreement
Maturity	December 2021
Creditor Of Guarantee	Scotiabank Chile
Debtor, Company	Empresa Eléctrica Panguipulli S.A.
Relationship	Subsidiary
Type of Guarantee	Aval
Outstanding balance	$ 113,069,511	$ 104,477,333